ORDINARY SHARES (Details) (USD $)	0 Months Ended		12 Months Ended
	Oct. 01, 2012	Jan. 01, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2012	Jan. 01, 2012	Dec. 31, 2011
ORDINARY SHARES
Ordinary shares outstanding (in shares)				303,886,640	303,886,640			313,886,640
Repurchase of ordinary shares (in shares)	8,000,000	2,000,000
Total consideration paid for shares repurchased and cancelled	$ 1	$ 1
Par value of shares repurchased and cancelled				3,039	3,039	80	20
Excess of purchase price over par value	79	19
Repurchase of ordinary shares	$ 475,200	$ 215,600	$ 2
Ordinary shares authorized to be issued under the new incentive plan						50,000,000	42,000,000